Accumulated Other Comprehensive Loss, Reclassifications out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	$ 46,630	$ 42,107	$ 40,665
Income tax (benefit) expense	18,669	18,209	33,602
Net income	57,840	61,445	43,145
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Net income	349	486	299
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Income tax (benefit) expense	(122)	(170)	100
Net income	349	486	299
Amortization of Net Actuarial Gain (Loss) [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	274	556	289
Amortization of Prior Service Cost [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	$ 197	$ 100	$ (90)